Leases	12 Months Ended
Dec. 31, 2021
Text block [abstract]
leases
17.	Leases
Group as a lessee
The Group has lease contracts for land, motor vehicles, office space and staff accommodations used in its operations. These leases are generally with lease term of between 1 and 6 years. The Group’s obligations
under its leases are secured by the lessor’s title to the leased assets.
The Group also has certain leases of office space and staff accommodations with lease terms of 12 months or less. The Group has applied the “short-term leases” recognition exemptions for these leases
.

Set out below are the carrying amounts of
right-of-use
assets recognized and the movements during the year.

	Leasehold land RMB’000	Building and office space RMB’000	Office furniture, fittings and equipment RMB’000	Total RMB’000	Total US$’000
At January 1, 2020	353,807	61,556	21	415,384	65,702
Addition	2,058	13,198	—	15,256	2,413
Depreciation expenses	(14,102)	(29,182)	(14)	(43,298)	(6,848)
Disposal	(3,198)	—	—	(3,198)	(506)
Translation difference	—	(142)	(1)	(143)	(22)

At December 31, 2020 and January 1, 2021	338,565	45,430	6	384,001	60,739
Addition	1,355	22,558	58	23,971	3,792
Depreciation expenses	(13,655)	(27,790)	(13)	(41,458)	(6,558)
Disposal	(21,620)	—	—	(21,620)	(3,420)
Translation difference	—	(80)	—	(80)	(13)

At December 31, 2021	304,645	40,118	51	344,814	54,540

Set out below are the carrying amounts of lease liabilities and the movements during the year:

	2020	2021	2021
	RMB’000	RMB’000	US$’000
At January 1	60,007	39,778	6,291
Additions	15,256	23,971	3,792
Accretion of interest (Note 7.3)	2,198	1,819	288
Payments	(37,561)	(24,940)	(3,945)
Translation difference	(122)	(97)	(16)

At December 31	39,778	40,531	6,410

Current (Note 25)	22,755	27,125	4,290
Non-current (Note 25)	17,023	13,406	2,120

Total	39,778	40,531	6,410

The maturity analysis of lease liabilities is disclosed in Note 25.
The following are the amounts recognized in profit of loss:

	2020 RMB’000	2021 RMB’000	2021 US$’000
Depreciation charge for right-of-use assets	43,127	41,458	6,558
Interest expenses on lease liabilities (Note 7.3)	2,198	1,819	288
Expenses relating to short-term leases (included in selling, general and administrative expenses and research and development expenses)	14,313	27,686	4,379

Total amount recognized in profit or loss	59,638	70,963	11,225

In 2021, the Group had total cash outflows for leases of RMB 52.6 million (US$ 8.3 million) (2020: RMB 51.9 million). The Group also had non-cash
additions to
right-of-use
assets and lease liabilities of RMB 24.0 million (US$ 3.8 million) in 2021 (2020: RMB 15.3 million). The future cash outflows relating to leases that have not yet commenced are disclosed in Note 29.
Group as a lessor
The Group has entered into operating leases on some of its assets, including surplus offices
and
warehouses
. Theses leases have terms between 1 to 15 years. Rental income recognized by the Group during the year is RMB 15.2 million (US$ 2.4 million) (2020: RMB 13.3 million).
Future minimum rental receivables under
non-cancellable
operating leases as of 31 December are as follows:

	31.12.2020	31.12.2021	31.12.2021
	RMB’000	RMB’000	US$’000
Within 1 year
- related parties	902	598	95
- joint venture	2,590	1,425	225
- third parties	5,058	5,573	882
After 1 year but within 5 years
- related parties	—	2,358	373
- joint venture	10,720	5,698	901
- third parties	13,305	7,240	1,145
More than 5 years
- joint venture	14,141	10,566	1,671
- third parties	4,392	4,272	676

	51,108	37,730	5,968